DIGITAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
DIGITAL ASSETS
Schedule of crypto assets representing a fair value

	2022	2021
Group	£’000	£’000
At 1 January	80,759	4,637

Additions
Crypto assets purchased and received	207	16,569
Crypto assets mined	47,267	70,325
Total additions	47,474	86,894

Disposals
Transferred to/from intangible assets	330	(5,424)
Crypto assets sold	(84,555)	(6,976)
Total disposals	(84,225)	(12,400)
Fair value movements
Gain/(loss) on crypto asset sales	(43,526)	437
Movements on crypto assets held at the year end	(114)	1,191
Total fair value movements	(43,640)	1,628
At 31 December	368	80,759
Carrying value of digital assets pledged as collateral	—	49,759